Form N-1A Supplement	Mar. 04, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus,
dated February 4, 2026

Effective immediately, the section of the Fund’s prospectus titled “Summary Information - Investment Objective” is deleted and replaced with the following:

The Nicholas Defense and Rare Earth Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to seek current income.

Please retain this Supplement for future reference.